Vert Global Sustainable Real Estate Fund
Schedule of Investments
March 31, 2021 (Unaudited)
	Number of
	Shares	Value
REITS - 99.2%
Diversified REITs - 10.4%
Activia Properties, Inc. (c)	81	355,932
Alexander & Baldwin, Inc.	8,902	149,465
American Assets Trust, Inc.	6,538	212,093
Charter Hall Long Wale REIT (c)	57,526	206,920
Cofinimmo SA (c)	3,259	474,488
Covivio (c)	6,375	545,246
Cromwell European Real Estate Investment Trust (c)	197,595	105,661
Empire State Realty Trust, Inc.	17,481	194,564
Gecina SA (c)	5,864	807,190
Goodman Property Trust (c)	126,972	200,650
GPT Group (c)	250,009	877,028
Growthpoint Properties Ltd. (c)	406,604	363,630
Growthpoint Properties Australia Ltd. (c)	30,940	81,883
Hulic Reit, Inc. (c)	148	232,157
ICADE (c)	3,596	262,695
Kenedix Office Investment Corp. (c)	54	384,518
Land Securities Group PLC (c)	89,548	851,483
LondonMetric Property PLC (c)	114,708	337,730
Mirvac Group (c)	498,553	951,043
Morguard Real Estate Investment Trust (a)	2,403	10,421
NIPPON REIT Investment Corp. (c)	57	217,845
Nomura Real Estate Master Fund, Inc. (c)	559	841,627
Premier Investment Corp. (c)	157	224,549
Redefine Properties Ltd. (a)(c)	636,520	161,692
Schroder Real Estate Investment Trust Ltd. (c)	115,594	63,584
Sekisui House Reit, Inc. (c)	521	433,844
Stockland (c)	306,126	1,027,641
Tokyu REIT, Inc. (c)	109	178,518
United Urban Investment Corp. (c)	365	491,225
Washington Real Estate Investment Trust	10,144	224,182
		11,469,504
Health Care REITs - 8.1%
Healthpeak Properties, Inc.	71,177	2,259,158
Ventas, Inc.	49,383	2,634,089
Welltower, Inc.	56,478	4,045,519
		8,938,766
Hotel & Resort REITs - 2.0%
DiamondRock Hospitality Co. (a)	26,318	271,075
Hersha Hospitality Trust (a)	4,777	50,397
Host Hotels & Resorts, Inc.	89,535	1,508,665
Pebblebrook Hotel Trust	16,402	398,405
		2,228,542
Industrial REITs - 16.3%
Americold Realty Trust	31,694	1,219,268
Dream Industrial Real Estate Investment Trust (a)(c)	10,300	109,991
Duke Realty Corp.	49,042	2,056,331
Frasers Logistics & Industrial Trust (c)	302,200	326,428
Goodman Group (c)	221,045	3,052,264
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	9,839	551,968
Industrial & Infrastructure Fund Investment Corp. (c)	237	406,990
Japan Logistics Fund, Inc. (c)	111	313,156
LaSalle Logiport REIT (c)	190	288,104
Mitsubishi Estate Logistics REIT Investment Corp. (c)	44	173,026
Nippon Prologis REIT, Inc. (c)	286	919,646
PLA Administradora Industrial S de RL de CV (c)	88,040	129,953
Prologis Property Mexico SA de CV (c)	60,991	131,892
Prologis, Inc.	45,281	4,799,786
Rexford Industrial Realty, Inc.	16,198	816,379
Segro PLC (c)	152,325	1,968,524
STAG Industrial, Inc.	19,441	653,412
		17,917,118
Office REITs - 13.9%
Alexandria Real Estate Equities, Inc.	18,087	2,971,694
Alstria Office REIT-AG (c)	20,072	324,392
Befimmo SA (c)	3,130	127,552
Boston Properties, Inc.	19,654	1,990,164
Brandywine Realty Trust	20,958	270,568
Columbia Property Trust, Inc.	14,701	251,387
Corporate Office Properties Trust	13,354	351,611
Cousins Properties, Inc.	18,559	656,061
Cromwell Property Group (c)	181,244	113,919
Derwent London PLC (c)	13,260	590,062
Dexus Property Group (c)	137,901	1,025,384
Dream Office Real Estate Investment Trust (a)(c)	2,900	48,829
Equity Commonwealth	15,660	435,348
Franklin Street Properties Corp.	12,960	70,632
Great Portland Estates PLC (c)	27,492	257,608
Hibernia REIT PLC (c)	81,051	104,934
Hudson Pacific Properties, Inc.	18,787	509,691
Inmobiliaria Colonial Socimi SA (c)	33,724	326,624
Japan Excellent, Inc. (c)	144	186,829
Japan Prime Realty Investment Corp. (c)	102	381,359
JBG SMITH Properties	14,966	475,769
Keppel REIT (c)	222,800	202,609
Kilroy Realty Corp.	13,110	860,409
Manulife US Real Estate Investment Trust (c)	165,909	121,289
McKay Securities PLC (c)	283	839
Mori Hills REIT Investment Corp. (c)	197	273,161
Paramount Group, Inc.	22,292	225,818
Piedmont Office Realty Trust, Inc.	15,734	273,300
Precinct Properties New Zealand Ltd. (c)	131,986	150,421
SL Green Realty Corp.	8,548	598,274
Vornado Realty Trust	20,751	941,888
Workspace Group PLC (c)	15,639	172,480
		15,290,905
Residential REITs - 15.1%
Advance Residence Investment Corp. (c)	168	527,353
AvalonBay Communities, Inc.	18,058	3,331,882
Comforia Residential REIT, Inc. (c)	74	225,812
Equity LifeStyle Properties, Inc.	21,978	1,398,680
Equity Residential	50,063	3,586,013
Essex Property Trust, Inc.	8,442	2,294,873
Kenedix Residential Next Investment Corp. (c)	106	207,053
Killam Apartment Real Estate Investment Trust (a)(c)	6,900	101,630
NexPoint Residential Trust, Inc.	2,523	116,285
Nippon Accommodations Fund, Inc. (c)	60	352,062
Sun Communities, Inc.	14,800	2,220,592
UDR, Inc.	37,356	1,638,434
UMH Properties, Inc.	4,672	89,562
UNITE Group PLC (c)	39,751	584,607
		16,674,838
Retail REITs - 16.0%
Alexander's, Inc.	294	81,526
Altarea SCA (c)	396	71,934
British Land Comany PLC	109,792	763,848
CapitaLand Mall Trust (c)	581,612	941,105
Charter Hall Retail REIT (c)	60,285	176,547
Eurocommercial Properties NV (a)(c)	5,121	112,725
Federal Realty Investment Trust	9,159	929,181
Hammerson PLC (c)	440,985	212,653
Japan Retail Fund Investment Corp. (c)	919	941,490
Kenedix Retail REIT Corp. (c)	64	155,649
Kimco Realty Corp.	54,235	1,016,906
Kiwi Property Group Ltd. (c)	200,299	173,750
Klepierre SA (c)	23,976	558,061
Link REIT (c)	267,295	2,438,731
Macerich Co.	14,128	165,298
Mercialys SA (c)	7,305	80,433
Regency Centers Corp.	21,406	1,213,934
RioCan Real Estate Investment Trust (c)	18,256	282,694
Shaftesbury PLC (a)(c)	22,184	196,180
Simon Property Group, Inc.	43,728	4,974,935
Unibail-Rodamco-Westfield (a)(c)	17,781	1,420,677
Vastned Retail Belgium NV (c)	234	7,437
Vastned Retail NV (c)	1,527	44,444
Vicinity Centres (c)	493,627	624,019
Wereldhave Belgium Comm VA (c)	419	21,522
Wereldhave NV (c)	4,167	71,111
		17,676,790
Specialized REITs - 17.4%
American Tower Corp.	21,713	5,190,710
Big Yellow Group PLC (c)	19,729	303,058
Digital Realty Trust, Inc.	33,706	4,747,153
Equinix, Inc.	7,102	4,826,448
Extra Space Storage, Inc.	17,728	2,349,846
Iron Mountain, Inc.	36,001	1,332,397
QTS Realty Trust, Inc.	7,887	489,310
		19,238,922
TOTAL REITS (Cost $100,296,947)		109,435,385

SHORT-TERM INVESTMENT - 0.8%
MONEY MARKET FUND - 0.8%
STIT - Government & Agency Portfolio 0.03% (b)	899,663	899,663
TOTAL SHORT-TERM INVESTMENT (Cost $899,663)		899,663
TOTAL INVESTMENTS (Cost $101,196,610) - 100.0%		110,335,048
Liabilities in Excess of Other Assets - 0.0%		(42,943)
TOTAL NET ASSETS - 100.00%		$110,292,105

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security
(b)	The rate shown represents the fund's 7-day yield as of March 31, 2021.
(c)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank
Global Fund Services.

Country Allocation of Portfolio Assets*
United States	67.8%
Japan	7.9%
Australia	7.4%
United Kingdom	5.7%
France	3.4%
Hong Kong	2.2%
Singapore	1.5%
Belgium	0.6%
Canada	0.5%
South Africa	0.5%
New Zealand	0.5%
Spain	0.3%
Germany	0.3%
Mexico	0.2%
Netherlands	0.2%
Ireland	0.1%
Guernsey	0.1%
Short-Term Investments and Other	0.8%

* Percentages represent market value as a percentage of net assets.

Summary of Fair Value Measurements at March 31, 2021 (Unaudited)
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.
Level 2 -	Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and signifcant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).
Level 3 -	Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
REITs
Diversified REITs	$1,217,939	$10,251,565	$-	$11,469,504
Health Care REITs	8,938,766	-	-	8,938,766
Hotel & Resort REITs	2,228,542	-	-	2,228,542
Industrial REITs	10,468,980	7,448,138	-	17,917,118
Office REITs	11,337,248	3,953,657	-	15,290,905
Residential REITs	15,013,728	1,661,110	-	16,674,838
Retail REITs	8,693,433	8,983,357	-	17,676,790
Specialized REITs	18,935,864	303,058	-	19,238,922
Total REITs	76,834,500	32,600,885	-	109,435,385
Short-Term Investments	899,663	-	-	899,663
Total Investments in Securities	$77,734,163	$32,600,885	$-	$110,335,048